Intangible assets - Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets - Other intangible assets
Schedule of changes in Other intangible assets in the consolidated balance sheet

Intangible Assets
with Finite Useful Life

Cost:
Balances at January 1, 2018	10,789
Additions	2,964
Disposals	—
Balances at December 31, 2018	13,753
Additions	3,236
Disposals	—
Balances at December 31, 2019	16,989

Accumulated amortization and impairment:
Balances at January 1, 2018	(5,563)
Additions	(1,880)
Disposals	—
Balances at December 31, 2018	(7,443)
Additions	(2,448)
Disposals	—
Balances at December 31, 2019	(9,891)
Balances at December 31, 2018	6,310
Balances at December 31, 2019	7,098

Schedule of Other tangible assets

	Estimated		Accumulated	Carrying
	Useful Life	Cost	Amortization	Amount
IT developments	3 years	13,666	(7,420)	6,246
Others	10 years	87	(23)	64
Balances at December 31, 2018		13,753	(7,443)	6,310

IT developments	3 years	16,903	(9,858)	7,045
Others	10 years	86	(33)	53
Balances at December 31, 2019		16,989	(9,891)	7,098